Derivative Instruments and Hedging Activities (Narrative) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($) Number_of_interest_rate_swaps	Sep. 30, 2018 Number_of_interest_rate_swaps	Mar. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Interest Rate Swaps | Number_of_interest_rate_swaps			2	2
Sale of Derivative Instruments Interest Rate Swap					$ 60.0
Gain on sale of Derivative Instruments Interest Rate Swap	$ 0.8	$ 0.8
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Long-term Debt, Gross		140.0	$ 140.0			$ 200.0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount, Purchase (Sales), Net		$ 140.0	$ 140.0			$ 200.0